SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
List of Accounting Policies [Abstract]
Disclosure of impact of initial application of new standards or interpretations	Our significant accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:
•information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;
•information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and
•information on our significant accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
4	Reportable Segments	14	X		X
5	Revenue Recognition	16	X	X	X
7	Property, Plant and Equipment	19	X	X	X
8	Leases	22	X	X	X
9	Intangible Assets and Goodwill	24	X	X	X
13	Income Taxes	28	X		X
14	Earnings Per Share	30	X
15	Accounts Receivable	31	X		X
16	Inventories	31	X
17	Financial Instruments	32	X	X	X
18	Investments	43	X
20	Provisions	46	X	X	X
23	Post-Employment Benefits	50	X	X
25	Stock-Based Compensation	56	X	X
28	Commitments and Contingent Liabilities	61	X		X